RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
RISK MANAGEMENT POLICIES
Summary of maximum credit risk exposure

	December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	69,528,350	798,561	453,933	70,780,844
Unsecured Corporate Loans	94,147,532	1,789,054	526,952	96,463,538
Overdrafts	51,728,612	1,695,518	551,809	53,975,939
Mortgage Loans	48,862,769	3,574,987	1,514,022	53,951,778
Automobile and other secured loans	12,769,662	2,298,694	258,972	15,327,328
Personal Loans	43,000,760	7,283,041	1,615,016	51,898,817
Credit Card Loans	142,659,542	13,689,194	1,659,828	158,008,564
Foreign Trade Loans	23,287,364	4,009,797	5,625,562	32,922,723
Other Financings	36,981,673	1,457,017	—	38,438,690
Other Receivables from Financial Transactions	483,950	132,241	4,063	620,254
Receivables from Financial Leases	18,059,791	1,833,245	98,744	19,991,780
Total	541,510,005	38,561,349	12,308,901	592,380,255

	December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	106,340,398	1,054,451	417,688	107,812,537
Unsecured Corporate Loans	123,583,042	1,090,559	4,127,696	128,801,297
Overdrafts	58,650,927	797,854	540,015	59,988,796
Mortgage Loans	69,664,409	6,243,262	2,209,939	78,117,610
Automobile and other secured loans	19,532,565	3,945,158	1,261,814	24,739,537
Personal Loans	92,037,962	19,148,300	8,045,266	119,231,528
Credit Card Loans	313,311,575	29,945,881	7,333,522	350,590,978
Receivables from Financial Leases	33,477,384	631,715	120,561	34,229,660
Foreign Trade Loans	40,165,053	5,760,515	4,610,063	50,535,631
Other Financings	40,777,931	505,639	206,753	41,490,323
Other Receivables from Financial Transactions	7,505,348	283,228	304,905	8,093,481
Total	905,046,594	69,406,562	29,178,222	1,003,631,378

Summary of exposure to the Group's exchange risk by currency type

	Balances as of 12/31/2023				Balances as of 12/31/2022
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	286,636,032	253,932,945	158,431	32,861,518	214,929,965	189,946,941	173,451	25,156,475
Euro	5,907,343	5,502,023	—	405,320	4,462,182	3,421,601	—	1,040,581
Others	3,764,558	64,651	—	3,699,907	1,489,376	37,034	—	1,452,342
Total	296,307,933	259,499,619	158,431	36,966,745	220,881,523	193,405,576	173,451	27,649,398

Summary of sensitivity analysis performed reasonably possible changes in foreign exchange rates

		12/31/2023			12/31/2022
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	242.30%	79,605,198	79,605,198	85.70%	19,097,099	19,097,099
US Dollar	(242.30)%	(79,605,198)	(79,605,198)	(85.70)%	(19,097,099)	(19,097,099)
Euro	242.30%	982,053	982,053	85.70%	892,205	892,205
Euro	(242.30)%	(982,053)	(982,053)	(85.70)%	(892,205)	(892,205)
Other	242.30%	8,964,534	8,964,534	85.70%	1,245,257	1,245,257
Other	(242.30)%	(8,964,534)	(8,964,534)	(85.70)%	(1,245,257)	(1,245,257)
Total	242.30%	89,551,785	89,551,785	85.70%	21,234,561	21,234,561
	(242.30)%	(89,551,785)	(89,551,785)	(85.70)%	(21,234,561)	(21,234,561)

Summary of exposure to interest rate risk

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2023
Total Financial Assets	1,367,597,996	201,843,376	75,283,526	25,674,272	233,501,535	1,903,900,705
Total Financial Liabilities	(1,123,780,666)	(182,804,117)	(99,006,907)	(14,104,522)	(1,693,776)	(1,421,389,988)
Net Amount	243,817,330	19,039,259	(23,723,381)	11,569,750	231,807,759	482,510,717

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2022
Total Financial Assets	1,217,782,647	157,102,640	113,969,851	43,914,002	465,883,744	1,998,652,884
Total Financial Liabilities	(916,770,479)	(143,998,663)	(106,865,350)	(1,113,500)	(515,361,769)	(1,684,109,761)
Net Amount	301,012,168	13,103,977	7,104,501	42,800,502	(49,478,025)	314,543,123

Summary of sensitivity to reasonably possible additional variation in interest rates for next year

	12/31/2023		12/31/2022
		Increase / (decrease)		Increase / (decrease)
	Additional variation in	in the income	Additional variation in	in the income
Items	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	(9,017,557)	4% ARS; 2% USD	(458,588)
Increase in the interest rate	4% ARS; 2% USD	8,615,049	4% ARS; 2% USD	617,802

Schedule of concentration of loans and deposits

	Loans and other financing
	12/31/2023		12/31/2022
Number of Clients	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	69,087,338	13.8%	68,238,639	8.9%
50 following largest customers	123,526,823	24.7%	124,053,825	16.2%
100 following largest customers	92,511,436	18.5%	96,004,018	12.5%
Rest of customers	214,778,315	43.0%	478,238,672	62.4%
TOTAL	499,903,912	100.0%	766,535,154	100.0%

	Deposits
	12/31/2023		12/31/2022
Number of customers	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	662,055,214	42.7%	571,545,441	33.5%
50 following largest customers	347,109,915	22.4%	379,200,150	22.2%
100 following largest customers	66,447,114	4.3%	94,183,414	5.5%
Rest of customers	473,315,813	30.6%	660,080,578	38.7%
TOTAL	1,548,928,056	100.0%	1,705,009,583	100.0%

Summary of analysis of the assets and liabilities maturities

	Less than	From 1 to	From 3 to	From 6 months to	From 1 to	More than
As of 12/31/2023	1 month	3 months	6months	1 years	2 years	2 years	Total
Loans and other financing	306,353,057	113,373,676	115,578,523	136,200,679	155,987,345	283,308,741	1,110,802,021
To the non-financial public sector	1,832,047	-	170,430	170,430	340,860	852,150	3,365,917
To the financial sector	2,789,465	185,831	324,232	670,385	902,442	166,635	5,038,990
To the Non-Financial Private Sector and Foreign residents	301,731,545	113,187,845	115,083,861	135,359,864	154,744,043	282,289,956	1,102,397,114
TOTAL ASSETS	306,353,057	113,373,676	115,578,523	136,200,679	155,987,345	283,308,741	1,110,802,021
Deposits	1,414,396,480	46,551,007	128,375,672	20,894,066	-	-	1,610,217,225
Non-financial public sector	104,224,359	167,400	-	-	-	-	104,391,759
Financial sector	476,539	-	-	-	-	-	476,539
Non-financial private sector and foreign residents	1,309,695,582	46,383,607	128,375,672	20,894,066	-	-	1,505,348,927
Liabilities at fair value through profit or loss	607,903	-	-	-	-	-	607,903
Repo Transactions	940,332	-	-	-	-	-	940,332
Other financial liabilities	78,021,141	404,753	549,577	909,190	1,100,630	587,297	81,572,588
Financing received from the Argentine Central Bank and other financial institutions	461,013	390,562	525,110	996,772	1,424,113	943,488	4,741,058
TOTAL LIABILITIES	1,494,426,869	47,346,322	129,450,359	22,800,028	2,524,743	1,530,785	1,698,079,106